CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 95	$ 95
Receivables, less allowances for doubtful accounts of $10 in 2016 (2015: $11)	667	617
Inventories (Note 7)	193	218
Prepaid expenses and other current assets	21	30
Total current assets	976	960
Property, plant and equipment-net (Note 8)	608	718
Goodwill (Note 5)	84	81
Other intangible assets-net (Note 5)	131	148
Deferred income taxes	57	36
Other noncurrent assets	96	68
Total assets	1,952	2,011
LIABILITIES
Accounts payable	294	289
Accrued liabilities (Note 10)	237	203
Short-term and current portion of long-term debt (Note 12)	52	2
Total current liabilities	583	494
Long-term debt (Note 12)	742	3
Pension liabilities	279	1
Deferred income taxes	2	152
Other noncurrent liabilities	106	84
Total liabilities	1,712	734
Commitments and Contingencies (Note 11)
LSC Communications' shareholders' equity
Common stock, $0.01 par value Authorized: 65 shares; Issued: 33 shares in 2016	0	0
Additional paid-in-capital	770	0
Retained earnings	1	0
Accumulated other comprehensive loss	(531)	(205)
Net parent company investment	0	1,482
Total equity	240	1,277
Total liabilities and equity	$ 1,952	$ 2,011